DIVIDENDS PAID OR PROVIDED FOR	6 Months Ended
Dec. 31, 2019
DIVIDENDS PAID OR PROVIDED FOR ON [Abstract]
DIVIDENDS PAID OR PROVIDED FOR ON
9.	DIVIDENDS PAID OR PROVIDED FOR
No dividend has been paid or provided for during the six months ended December 31, 2019 (December 31, 2018: nil).